Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 137	$ 201
Additions	57	17
Ending balance	157	137
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	404	530
Additions	57	17
Fully depreciated assets written off	(30)	(7)
Disposals	(12)	(132)
Exchange and other adjustments	(15)	(4)
Ending balance	404	404
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(267)	(329)
Provided	(20)	(31)
System Fund expense	(4)	(4)
Impairment charge	(10)
Fully depreciated assets written off	30	7
Disposals	9	87
Impairment reversal	3
Exchange and other adjustments	12	3
Ending balance	(247)	(267)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52	93
Ending balance	61	52
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	105	208
Additions	15
Disposals	(7)	(103)
Exchange and other adjustments	(1)
Ending balance	112	105
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53)	(115)
Provided	(3)	(4)
Disposals	4	66
Exchange and other adjustments	1
Ending balance	(51)	(53)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85	108
Ending balance	96	85
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	299	322
Additions	42	17
Fully depreciated assets written off	(30)	(7)
Disposals	(5)	(29)
Exchange and other adjustments	(14)	(4)
Ending balance	292	299
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(214)	(214)
Provided	(17)	(27)
System Fund expense	(4)	(4)
Impairment charge	(10)
Fully depreciated assets written off	30	7
Disposals	5	21
Impairment reversal	3
Exchange and other adjustments	11	3
Ending balance	$ (196)	$ (214)